UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Loss for the period	$ (14,764)	$ (10,074)
Adjustments to reconcile net profit/(loss) to cash provided by operating activities:
Depreciation	612	99
Amortisation	683	745
Income tax (charge)/credit	300	(64)
Financial income	0	(55)
Financial expense	4,431	3,100
Share-based payments	225	926
Foreign exchange gains on operating cash flows	(1,007)	408
Impairment charges	28	446
Once off items	(186)	0
Other non-cash items	1,009	(208)
Net movement on working capital	4,111	(469)
Cash used in operations	(4,558)	(5,146)
Income taxes received/(paid)	(34)	1,227
Net cash used in operating activities	(4,592)	(3,919)
Cash flows from investing activities
Payments to acquire intangible assets	(3,855)	(4,492)
Payments to acquire trades or businesses	0	(12,500)
Acquisition of property, plant and equipment	(93)	(138)
Net cash used in investing activities	(3,948)	(17,130)
Cash flows from financing activities
Issue of ordinary share capital including share premium	547	(270)
Net proceeds from new senior secured term loan	6,000	28,175
Interest paid on senior secured term loan	0	(3,830)
Interest paid on convertible note	(150)	(150)
Interest payment on exchangeable notes	(4)	(4)
Payment of lease liabilities	(1,529)	(1,159)
Net cash inflow from financing activities	4,864	22,762
Increase/(decrease) in cash and cash equivalents and short-term investments	(3,676)	1,713
Effects of exchange rate movements on cash held	55	(87)
Cash and cash equivalents and short-term investments at beginning of period	5,167	3,691
Cash and cash equivalents at end of period	$ 1,546	$ 5,317